Restatement of Previously Issued Financial Statements	5 Months Ended
Dec. 31, 2020
Seaport Global Acquisition Corp
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

First Amendment

On April 12, 2021, the staff of the SEC issued a public statement entitled "Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies ("SPACs")" (the "Statement"). In the Statement, the SEC staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC's balance sheet as opposed to equity. The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common stock, all holders of the warrants would be entitled to receive cash for their warrants (the "tender offer provision").

The Company's management further evaluated the warrants under Accounting Standards Codification ("ASC") Subtopic 815-40, Contracts in Entity's Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer's common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer's common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management's evaluation, the Company's audit committee, in consultation with management, concluded that the Company's Private Placement Warrants are not indexed to the Company's common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management's evaluation, the Company's audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the "classified in shareholders' equity" criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company's operating results for the current period.

Second Amendment

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient Public Shares that do not redeem at the merger and so it is appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as “shares not subject to redemption.”

However, in light of recent comment letters issued by the Securities & Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-99 to its accounting classification of public shares. Upon re-evaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.

As a result of the above, the Company should have classified public shares as temporary equity, thereby understating common stock subject to possible redemption, overstating additional paid in capital, accumulated deficit and total stockholders’ equity as well as understating earnings per share for Class A common stock and overstating earnings per share for Class B common stock.

The Company’s accounting classification of public shares did not have any effect on the Company’s previously reported amounts for total assets, total liabilities, cash flows or net income.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

			As		As
	As		Restated		Restated
	Previously		(First		(Second
	Reported	Adjustements	(Amendment)	Adjustments	(Amendment)
Balance Sheet as of December 2, 2020
Warrant liability	$—	$22,763,938	$22,763,938	$—	$22,763,938
Total liabilities	5,259,504	22,763,938	28,023,442	—	28,023,442
Class A common stock subject to possible redemption	136,471,644	(22,763,938)	113,707,706	31,479,794	145,187,500
Class A common stock	86	225	311	(311)	0
Additional paid-in capital	5,003,786	3,158,862	8,162,648	(8,162,648)	—
Accumulated deficit	(4,225)	(3,159,088)	(3,163,313)	(23,316,835)	(26,480,148)
Total Stockholders’ Equity	$5,000,006	$—	$5,000,006	$—	$5,000,006
Number of shares subject to redemption	13,512,044	(2,253,855)	11,258,189	3,116,811	14,375,000
Balance Sheet as of December 31, 2020
Warrant liability	$—	$17,322,751	$17,322,751	$—	$17,322,751
Total liabilities	5,160,094	17,322,751	22,482,845	—	22,482,845
Class A common stock subject to possible redemption	136,291,206	(17,322,751)	118,968,455	26,225,747	145,194,202
Class A common stock	88	172	260	(260)	0
Additional paid-in capital	5,184,223	(2,282,271)	2,901,952	(2,901,952)	—
Retained earnings (Accumulated deficit)	(184,669)	2,282,099	2,097,430	(23,323,535)	(21,226,105)
Total Stockholders’ Equity (Deficit)	$5,000,001	$—	$5,000,001	$(26,225,747)	$(21,225,746)
Number of shares subject to redemption	13,494,179	(1,715,124)	11,779,055	2,595,945	14,375,000
Statement of Operations for the Period from July 24, 2020 (inception) through December 31, 2020
Change in fair value of warrant liability	$—	$5,441,188	$5,441,188	$—	$5,441,188
Transaction costs	—	(861,400)	(861,400)	—	(861,400)
Compensation Expense – private placement warrants	—	(2,297,689)	(2,297,689)	—	(2,297,689)
Other income (expense), net	6,702	2,282,099	2,288,801	—	2,288,801
Net income (loss)	(184,669)	2,282,099	2,097,430	—	2,097,430
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	2,449,058	—	2,449,058	156,411	2,605,469
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$—	$—	$0.34	$0.34
Basic and diluted weighted average shares outstanding, non-redeemable common stock	3,750,161	408,511	4,158,672	—	4,158,672
Basic and diluted net income (loss) per share, non-redeemable common stock	$(0.05)	$0.55	$0.50	$(0.16)	$0.34
Statement of Cash Flows for the Period July 24, 2020 (inception) through December 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$(184,669)	$2,282,099	$2,097,430	$—	$2,097,430
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(5,441,188)	(5,441,188)	—	(5,441,188)
Transaction costs	—	861,400	861,400	—	861,400
Compensation Expense – private placement warrants	—	2,297,689	2,297,689	—	2,297,689